Business Combinations, Acquisitions and Non-controlling Interest - Summary of Consolidated Statements of Comprehensive Income (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of detailed information about business combination [line items]
Operating costs and expenses	$ 648,229,329	$ 38,372	$ 673,630,645	$ 663,131,202
Operating income (loss)	167,783,515	9,931	170,870,752	167,556,250
Net income	80,789,642	4,782	81,506,395	196,326,114
Total comprehensive income	35,372,469	2,094	42,571,962	204,185,563
Net income attributable to:
Equity holders of the parent	76,110,617		76,159,391	192,423,167
Non-controlling interest	4,679,025	277	5,347,004	3,902,947
Net income	80,789,642	4,782	81,506,395	196,326,114
Comprehensive income attributable to:
Non-controlling interest	793,615	47	1,612,938	1,767,061
Total comprehensive income (loss) for the year	35,372,469	$ 2,094	42,571,962	204,185,563
Subsidiaries with material non-controlling interests [member]
Disclosure of detailed information about business combination [line items]
Operating revenues	100,762,884		105,956,057	113,838,487
Operating costs and expenses	85,320,071		89,800,536	98,346,896
Operating income (loss)	15,442,813		16,155,521	15,491,591
Net income	10,929,263		11,795,662	9,104,962
Total comprehensive income	3,621,780		6,127,362	7,790,499
Net income attributable to:
Equity holders of the parent	6,380,385		6,000,942	4,629,816
Non-controlling interest	4,548,878		5,794,720	4,475,146
Net income	10,929,263		11,795,662	9,104,962
Comprehensive income attributable to:
Equity holders of the parent	2,114,356		3,124,955	3,973,154
Non-controlling interest	1,507,424		3,002,407	3,817,345
Total comprehensive income (loss) for the year	$ 3,621,780		$ 6,127,362	$ 7,790,499